SHELTON TACTICAL CREDIT FUND

Portfolio of Investments (Expressed in U.S. Dollars) March 31, 2022

Security Description/Long Positions

Common Stock (1.80%)	Shares	Value
Financial (1.50%)
CBL & Associates LP(a)	1,000,000	$10,000
CBL & Associates LP(a)	1,526,000	15,260
CBL & Associates Properties Inc*	17,733	583,238
		608,498
Consumer, Non-cyclical (0.30%)
Pyxus International Inc*	83,441	120,989

Energy (0.00%)
CHC Group LLC*,(b)	9,358	-

Total Common Stock (Cost $2,150,986)		729,487

Corporate Debt (43.93%)	Par Value	Value

Communications (4.72%)
Directv Financing LLC / Directv Financing Co-Obligor Inc, 5.875%, 8/15/2027 (144A)	1,000,000	984,300
Frontier Communications Holdings LLC, 6.000%, 1/15/2030 (144A)	1,000,000	925,000
Total Communications		1,909,300

Consumer, Cyclical (19.32%)
AMC Entertainment Holdings Inc, 10.000%, 6/15/2026 (144A)	750,000	675,518
Bon-Ton Department Stores Inc/The, 8.000%, 6/15/2021(a)	4,958,932	37,192
Carnival Corp, 5.750%, 3/1/2027 (144A)#	500,000	476,335
Guitar Center Inc, 8.500%, 1/15/2026 (144A)	1,500,000	1,530,465
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 5.750%, 1/20/2026 (144A)#	1,250,000	1,250,713
PetSmart Inc / PetSmart Finance Corp, 7.750%, 2/15/2029 (144A)#	1,000,000	1,030,000
Station Casinos LLC, 4.625%, 12/1/2031 (144A)	1,500,000	1,372,050
Titan International Inc, 7.000%, 4/30/2028#	1,000,000	1,003,210
Victoria's Secret & Co, 4.625%, 7/15/2029 (144A)	500,000	450,000
Total Consumer, Cyclical		7,825,483

Consumer, Non-cyclical (4.98%)
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.750%, 12/1/2031 (144A)	1,250,000	1,160,294
Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	1,000,000	855,000
Total Consumer, Non-cyclical		2,015,294

Energy (5.63%)
Energy Ventures Gom LLC / EnVen Finance Corp, 11.750%, 4/15/2026 (144A)#	950,000	976,002
Transocean Inc, 7.500%, 1/15/2026 (144A)#	1,500,000	1,302,623
Total Energy		2,278,625

Financial (6.92%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041	1,000,000	880,649
CBL & Associates HoldCo II LLC, 10.000%, 11/15/2029	731,424	731,424
Iron Mountain Inc, 4.875%, 9/15/2029 (144A)#	1,250,000	1,189,838
Total Financial		2,801,911

Industrial (2.36%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022(b),(c)	548,153	-
Great Lakes Dredge & Dock Corp, 5.250%, 6/1/2029 (144A)	1,000,000	955,000
Total Industrial		955,000

Total Corporate Debt (Cost $18,456,463)		17,785,613

Municipal Bonds (55.66%)	Par Value	Value

Development (5.46%)
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)	250,000	212,500
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)(a)	2,050,000	1,230,000
New York Transportation Development Corp, 4.375%, 10/1/2045	750,000	767,570
Total Development		2,210,070

General Obligation (14.52%)
City of New York NY, 0.550%, 12/1/2047(d)	300,000	300,000
County of King WA, 0.440%, 1/1/2046(d)	1,000,000	1,000,000
County of Montgomery MD, 0.450%, 11/1/2037(d)	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.450%, 2/1/2045(d)	500,000	500,000
Puerto Rico Public Finance Corp, 5.500%, 8/1/2031#, (a), (b)	400,000	18,000
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.000%, 7/1/2058#	1,000,000	1,063,200
State of California, 0.330%, 5/1/2040(d)	2,000,000	2,000,000
Total General Obligation		5,881,200

Higher Education (4.20%)
Connecticut State Health & Educational Facilities Authority, 0.380%, 7/1/2036(d)	700,000	700,000
Massachusetts Health & Educational Facilities Authority, 0.330%, 11/1/2049(d)	1,000,000	1,000,000
Total Higher Education		1,700,000

Housing (2.68%)
California Municipal Finance Authority, 5.000%, 5/15/2051#	1,000,000	1,084,157

Medical (16.13%)
California Health Facilities Financing Authority, 4.000%, 4/1/2049	1,000,000	1,017,514
California Municipal Finance Authority, 4.000%, 2/1/2051	250,000	258,213
City of Murray UT, 0.430%, 5/15/2036(d)	1,000,000	1,000,000
County of Cuyahoga OH, 5.500%, 2/15/2052#	1,000,000	1,110,044
Illinois Finance Authority, 0.440%, 8/15/2049(d)	1,000,000	1,000,000
Massachusetts Development Finance Agency, 5.000%, 7/1/2044#	1,000,000	1,061,337
New York State Dormitory Authority, 5.000%, 8/1/2035#	1,000,000	1,087,509
Total Medical		6,534,617

Tobacco Settlement (5.08%)
Buckeye Tobacco Settlement Financing Authority, 5.000%, 6/1/2055	1,000,000	1,040,697
Iowa Tobacco Settlement Authority, 4.000%, 6/1/2049	1,000,000	1,014,533
Total Tobacco Settlement		2,055,230

Transportation (3.89%)
Riverside County Transportation Commission, 4.000%, 6/1/2046	1,000,000	1,038,644
Texas Private Activity Bond Surface Transportation Corp, 7.000%, 12/31/2038#	500,000	534,933
Total Transportation		1,573,577

Water (3.70%)
Metropolitan Water District of Southern California, 0.400%, 7/1/2047(d)	1,000,000	1,000,000
New York City Municipal Water Finance Authority, 0.450%, 6/15/2050(d)	500,000	500,000
Total Water		1,500,000

Total Municipal Debt (Cost $24,148,539)		22,538,851

Term Loans (1.72%)	Par Value	Value
Pyxus International Inc, 1.500%, 3M US LIBOR + 9.500%, 2/24/25	726,530	696,110

Total Term Loans (Cost $716,688)		696,110

Purchased Options - Puts (0.79%)	Contracts
10-Year US Treasury Note Futures
Notional amount $12,400,000, premiums paid $50,000, exercise price $124, expires 5/20/22	100	190,625

10-Year US Treasury Note Futures
Notional amount $6,250,000, premiums paid $36,718.75, exercise price $125, expires 5/20/22	50	130,469

Total Purchased Options - Puts (Cost $86,719)		321,094

Total Long Positions (Cost $46,063,351) (103.90%)		42,071,155

Liabilities in Excess of Other Assets (-3.90%)		(1,581,006)
Net Assets (100.00%)		$40,490,149

Security Description/Short Positions

Short Corporate Debt (-4.34%)	Par Value	Value
Consumer, Cyclical (-3.09%)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 5.500%, 3/1/2025 (144A)	(1,250,000)	(1,250,025)

Financial (-1.25%)
Navient Corp, 5.875%, 10/25/2024	(500,000)	(506,250)

Total Short Corporate Debt (Proceeds $1,778,209)		(1,756,275)

*	Non income security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2022, these securities had a total aggregate market value of $15,325,613 which represented approximately 37.85% of net assets.

(a) Defaulted security.

(b) Security is illiquid.

(c) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of net assets. The total value of the fair value security is $0.

(d) Variable rate security